Annual Fund Operating Expenses	Oct. 31, 2025
Wayfinder Dynamic U.S. Interest Rate ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder Dynamic U.S. Interest Rate ETF | Wayfinder Dynamic U.S. Interest Rate ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.15%
Wayfinder U.S. Dispersion ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder U.S. Dispersion ETF | Wayfinder U.S. Dispersion ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%	[3]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
Wayfinder Gold ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder Gold ETF | Wayfinder Gold ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[5]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.65%
Wayfinder Oil ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder Oil ETF | Wayfinder Oil ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.20%)	[8]
Net Expenses (as a percentage of Assets)	0.85%
Wayfinder U.S. Market Better Beta ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder U.S. Market Better Beta ETF | Wayfinder U.S. Market Better Beta ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[9]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)	[10]
Net Expenses (as a percentage of Assets)	0.60%
Wayfinder Saber ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Wayfinder Saber ETF | Wayfinder Saber ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[11]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)	[12]
Net Expenses (as a percentage of Assets)	0.60%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.05% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.15% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.15%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.15%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[3]	“Other Expenses” are estimated for the current fiscal year.
[4]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.45% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.95% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.95%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[5]	“Other Expenses” are estimated for the current fiscal year.
[6]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.55% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.65% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.65%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.65%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[7]	“Other Expenses” are estimated for the current fiscal year.
[8]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.75% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.85%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.85%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[9]	“Other Expenses” are estimated for the current fiscal year.
[10]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.50% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.60% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.60%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.60%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[11]	“Other Expenses” are estimated for the current fiscal year.
[12]	Gladius Capital Management LP (“Gladius” or the “Adviser”) has contractually agreed (i) to limit the management fees charged to the Fund to 0.50% of the Fund’s average daily net assets and (ii) to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.60% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.60%, as applicable: acquired fund fees and expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.60%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.